UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series Trust

Annual Report, December 31, 2006

A Discussion With Your Fund's Portfolio Managers

During the annual period, Master Enhanced Small Cap Series of Quantitative Master Series Trust generated returns that were competitive with that offered by the benchmark Standard & Poor's (S&P) SmallCap 600 Index.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2006, Master Enhanced Small Cap Series had a net total return of +15.23%. For the same period, the benchmark S&P Small Cap 600 Index returned +15.12%. Positive performance from our stock-substitution strategies was offset slightly by disappointing results from our stock-selection strategies.

With respect to our stock-substitution strategies, performance benefited primarily from portfolio trading conducted in response to structural index changes. Merger arbitrage trading strategies also added favorably to performance. Regarding our stock-selection strategies, short interest and value signals drove positive performance, as did risk control positions. The primary detractors during the annual period were earnings quality, earnings surprise, external financing, price momentum and turn of the year signals.

Following decent, but uninspiring, results in 2004 and 2005, U.S. equities surged forward in 2006, with the S&P 500 Index advancing 15.79% to close at 1,418. Key highlights of the 12-month period included weaker economic growth triggered by a slowdown in the U.S. housing market; a long-awaited pause in the Federal Reserve Board's (the Fed) interest rate-hiking campaign; threats of higher inflation; and robust corporate earnings, which rose by double-digit percentages for an unprecedented fifth consecutive year. Amid these crosscurrents, financial markets were left to weather a high degree of volatility.

At the outset, a burgeoning corporate sector, ample liquidity and record levels of merger-and-acquisition (M&A) activity provided a solid backdrop for equity markets. During the first few months of 2006, U.S. stocks were solidly on an upward trajectory, posting the best first quarter gains in several years. Of note, the S&P 500 Index advanced 4.21% in the quarter, marking its largest gain since the fourth quarter of 2004 (+9.23%) and its best first quarter since 1999 (+4.98%). Growth continued outside of the housing and auto sectors (capital spending in particular expanded at a brisk pace); private equity deals, M&A action and corporate buy-backs abounded in high volumes; and corporate cash flows held steady.

Notwithstanding such broad-based strength, evidence of an economic slowdown mounted. By May, we saw a striking shift in investor sentiment, triggered by a deceleration in consumer spending, rising energy prices, a slump in housing activity and uncertainty around Fed policy and the sustainability of economic growth. Stock market volatility took on a more negative spin and eventually resulted in the first double-digit correction for U.S. equity markets in nearly four years. The average U.S. stock fell by about 12% and stocks outside the U.S. were hit even harder. The pullback could be attributed to several factors, not the least of which was that the lagged effects of higher interest rates and oil prices finally took their toll on both the economy and stock prices. Further, a resurgence of inflation fears prompted the Fed to continue its interest rate tightening campaign. Under the auspices of new Chairman Ben Bernanke, the central bank ended the second quarter with its 17th consecutive 25 basis point interest rate hike since June 2004, bringing the target federal funds rate to 5.25%.

As the second half of 2006 got underway, positive momentum returned to the market. The Fed made big news in August by finally ending its streak of interest rate increases. At the same time, commodity prices collapsed. After reaching an all-time high near $78 per barrel in July, crude oil ended the year at $61 per barrel. Stocks generally climbed back above the levels they reached prior to the market's earlier retrenchment. Most equity markets experienced one of their best third-quarter periods in several years, though there was a broad-based changing of the guard that favored larger-cap, higher-quality and more predictable stocks over smaller-cap, lower-quality and more cyclical securities (as was the trend early in the year).

Macroeconomic uncertainty persisted in the third quarter. Investors struggled with moderating economic activity - real gross domestic product (GDP) growth was estimated at 2%, compared to 2.6% in the second quarter and 5.6% in the first quarter. The magnitude of the housing downturn and its effect on the consumer sector was a significant wildcard. Weakness in the U.S. dollar was challenging the stability of currency markets. Moreover, tensions in the Middle East were heating up, and economic data offered a mixed outlook for inflation.

Still, strong momentum continued in the equity markets during the year's final quarter. Key to investors' optimism were: a strong labor market, where the unemployment rate reached a post-9/11 low and year-on-year average hourly salaries reached a post-9/11 high; receding risks of higher inflation and high oil prices; and finally, the pervasive strength in corporate fundamentals that included reasonably good investment levels, healthy balance sheets and profit margins. 2006 ended and the new year began with the world awash in liquidity, global economic growth still quite strong despite the U.S. slowdown, record-high corporate profitability, fairly low inflation and interest rates, and relatively strong investor confidence.

For the 12-month period, small-cap stocks, as measured by the S&P Small Cap 600 Index, returned +15.12%, slightly behind the S&P 500 Index's +15.79% return but well ahead of the +10.32% return of the S&P MidCap 400 Index. In terms of sector performance, each of the 10 S&P 600 sectors posted positive returns for the 12-month period. The top performer was telecommunication services, which was up +34.93%, followed by materials and consumer staples, with respective returns of +30.13% and +28.74%. At the bottom were the consumer discretionary and health care sectors, with respective returns of +7.65% and +8.53%.

What changes were made to the portfolio during the period?

Throughout the fiscal year, as changes were made to the composition of the S&P Small Cap 600 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark.

We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the index. The goal of our stock-selection process is to use quantitative techniques to determine whether a stock might outperform or underperform the market. We analyze each security by using quantitative screens that provide signals that ultimately inform our investment decisions. These signals may include earnings quality, valuations, earnings surprises, external financing, short interest and price momentum factors, among others.

We also apply stock-substitution strategies opportunistically as a value-added trading strategy. Our goal is to take advantage of temporary price strength in a security that might result from a corporate acquisition, corporate restructuring or index composition change. We also might employ convertible bond substitution when opportunities exist, taking a position in a company's convertible securities -- bonds that can be exchanged for shares of stock, in certain situations -- as a cheaper alternative to buying its equity shares.

In December 2006, we implemented the turn of the year signal. We also removed the earnings surprise signal and increased the turn of the year signal exposure heading into year-end.

How would you characterize the portfolio's position at the close of the period?

We believe the portfolio remains positioned to match the risk characteristics of its benchmark, regardless of the direction the market takes.

Leon Roisenberg
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 22, 2007

Master Enhanced Small Cap Series
--------------------------------------------------------------------------------
Portfolio Information
As of December 31, 2006
--------------------------------------------------------------------------------
                                                                      Percent of
                                                                        Total
Sector Representation                                                Investments
--------------------------------------------------------------------------------
Industrials                                                             17.8%
Information Technology                                                  17.1
Financial Services                                                      16.0
Consumer Discretionary                                                  15.2
Health Care                                                             11.5
Energy                                                                   7.4
Materials                                                                5.0
Utilities                                                                4.3
Consumer Staples                                                         3.5
Telecommunication Services                                               0.4
Other*                                                                   1.8
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.
o For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                     11,500   Applied Signal Technology, Inc.                         $    161,690
                                               10,700   Armor Holdings, Inc. (b)                                     586,895
                                                3,550   Ceradyne, Inc. (b)                                           200,575
                                                6,500   Cubic Corp.                                                  141,050
                                               18,200   Curtiss-Wright Corp.                                         674,856
                                               26,200   EDO Corp.                                                    621,988
                                               19,900   Esterline Technologies Corp. (b)                             800,577
                                                2,000   GenCorp, Inc. (b)                                             28,040
                                               11,500   KBR, Inc. (b)                                                300,840
                                               17,325   Moog, Inc. Class A (b)                                       661,642
                                               17,500   Teledyne Technologies, Inc. (b)                              702,275
                                                9,400   Triumph Group, Inc.                                          492,842
                                                                                                                ------------
                                                                                                                   5,373,270
----------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.4%                 21,900   EGL, Inc. (b)                                                652,182
                                                9,300   Forward Air Corp.                                            269,049
                                                1,700   HUB Group, Inc. Class A (b)                                   46,835
                                                                                                                ------------
                                                                                                                     968,066
----------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                                 1,000   Allegiant Travel Co. (b)                                      28,060
                                               15,400   Frontier Airlines Holdings, Inc. (b)                         113,960
                                                5,600   Mesa Air Group, Inc. (b)                                      47,992
                                               26,400   SkyWest, Inc.                                                673,464
                                                                                                                ------------
                                                                                                                     863,476
----------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%                          7,700   Drew Industries, Inc. (b)                                    200,277
                                               18,900   LKQ Corp. (b)                                                434,511
                                               11,900   Standard Motor Products, Inc.                                178,262
                                                                                                                ------------
                                                                                                                     813,050
----------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                             11,300   Monaco Coach Corp.                                           160,008
                                               12,900   Winnebago Industries, Inc.                                   424,539
                                                                                                                ------------
                                                                                                                     584,547
----------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                           16,500   Arqule, Inc. (b)                                              97,680
                                               10,200   Digene Corp. (b)                                             488,784
                                               23,700   Regeneron Pharmaceuticals, Inc. (b)                          475,659
                                               23,600   Sirna Therapeutics, Inc. (b)                                 307,036
                                                7,800   Tanox, Inc. (b)                                              155,220
                                                                                                                ------------
                                                                                                                   1,524,379
----------------------------------------------------------------------------------------------------------------------------
Building Products - 1.8%                        4,300   Apogee Enterprises, Inc.                                      83,033
                                               14,200   ElkCorp                                                      583,478
                                               29,300   Griffon Corp. (b)                                            747,150
                                               39,600   Lennox International, Inc.                                 1,212,156
                                                8,700   NCI Building Systems, Inc. (b)                               450,225
                                               28,300   Simpson Manufacturing Co., Inc.                              895,695
                                               10,400   Universal Forest Products, Inc.                              484,848
                                                                                                                ------------
                                                                                                                   4,456,585
----------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.6%                          8,900   Investment Technology Group, Inc. (b)                        381,632
                                               13,900   LaBranche & Co., Inc. (b)                                    136,637
                                               13,800   Piper Jaffray Cos. (b)                                       899,070
                                                3,200   SWS Group, Inc.                                              114,240
                                                                                                                ------------
                                                                                                                   1,531,579
----------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                               10,000   Arch Chemicals, Inc.                                    $    333,100
                                               14,200   Georgia Gulf Corp.                                           274,202
                                               25,100   H.B. Fuller Co.                                              648,082
                                               10,700   MacDermid, Inc.                                              364,870
                                               17,300   OM Group, Inc. (b)                                           783,344
                                                2,100   Penford Corp.                                                 36,330
                                               26,400   PolyOne Corp. (b)                                            198,000
                                                1,100   Quaker Chemical Corp.                                         24,277
                                                5,200   Schulman A, Inc.                                             115,700
                                               42,900   Wellman, Inc.                                                136,851
                                                                                                                ------------
                                                                                                                   2,914,756
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.8%                        10,300   Boston Private Financial Holdings, Inc.                      290,563
                                               12,100   Cascade Bancorp                                              374,011
                                               18,900   Chittenden Corp.                                             580,041
                                               30,400   Community Bank System, Inc.                                  699,200
                                               29,520   East-West Bancorp, Inc.                                    1,045,598
                                               67,400   First BanCorp                                                642,322
                                               35,300   First Commonwealth Financial Corp.                           474,079
                                               13,700   First Financial Bancorp                                      227,557
                                                5,400   First Indiana Corp.                                          136,944
                                               18,800   First Midwest Bancorp, Inc.                                  727,184
                                                9,400   First Republic Bank                                          367,352
                                               25,800   Glacier Bancorp, Inc.                                        630,552
                                               21,800   Hanmi Financial Corp.                                        491,154
                                               13,900   Independent Bank Corp.                                       351,531
                                                2,300   Interchange Financial Services Corp.                          52,877
                                               26,900   Irwin Financial Corp.                                        608,747
                                                5,900   Nara Bancorp, Inc.                                           123,428
                                                7,000   Prosperity Bancshares, Inc.                                  241,570
                                               11,900   Provident Bankshares Corp.                                   423,640
                                               29,400   The South Financial Group, Inc.                              781,746
                                                4,562   State National Bancshares, Inc.                              175,591
                                               15,000   Sterling Bancorp                                             295,500
                                               17,700   Sterling Bancshares, Inc.                                    230,454
                                               22,416   Sterling Financial Corp.                                     757,885
                                               21,300   Susquehanna Bancshares, Inc.                                 572,544
                                               48,600   UCBH Holdings, Inc.                                          853,416
                                               18,600   Umpqua Holdings Corp.                                        547,398
                                               13,700   United Bankshares, Inc.                                      529,505
                                               25,200   Whitney Holding Corp.                                        822,024
                                               13,300   Wintrust Financial Corp.                                     638,666
                                                                                                                ------------
                                                                                                                  14,693,079
----------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.7%          11,600   ABM Industries, Inc.                                         263,436
                                               10,300   Administaff, Inc.                                            440,531
                                                9,200   Angelica Corp.                                               237,360
                                               24,400   Aramark Corp.                                                816,180
                                                1,200   Banta Corp.                                                   43,680
                                               37,200   Bowne & Co., Inc.                                            592,968
                                                8,000   Brady Corp.                                                  298,240

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                                2,000   CDI Corp.                                               $     49,800
                                               27,800   Central Parking Corp.                                        500,400
                                                7,000   Consolidated Graphics, Inc. (b)                              413,490
                                                7,800   G&K Services, Inc. Class A                                   303,342
                                                5,500   Healthcare Services Group                                    159,280
                                                4,600   Heidrick & Struggles International, Inc. (b)                 194,856
                                               20,900   John H. Harland Co.                                        1,049,180
                                               32,800   Labor Ready, Inc. (b)                                        601,224
                                                8,100   School Specialty, Inc. (b)                                   303,669
                                               25,400   Spherion Corp. (b)                                           188,722
                                               23,700   Tetra Tech, Inc. (b)                                         428,733
                                               21,700   United Stationers, Inc. (b)                                1,013,173
                                                3,600   Volt Information Sciences, Inc. (b)                          180,756
                                                5,650   Waste Connections, Inc. (b)                                  234,758
                                               26,700   Watson Wyatt Worldwide, Inc.                               1,205,505
                                                                                                                ------------
                                                                                                                   9,519,283
----------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%                 1,800   Acme Packet, Inc. (b)                                         37,152
                                                  800   Audiovox Corp. Class A (b)                                    11,272
                                               10,800   Bel Fuse, Inc.                                               375,732
                                               14,600   Black Box Corp.                                              613,054
                                               11,900   C-COR, Inc. (b)                                              132,566
                                               12,100   Comtech Telecommunications Corp. (b)                         460,647
                                                2,500   Digi International, Inc. (b)                                  34,475
                                               13,400   Ditech Networks, Inc. (b)                                     92,728
                                               30,700   Harmonic, Inc. (b)                                           223,189
                                                8,800   Inter-Tel, Inc.                                              195,008
                                               10,700   NETGEAR Inc. (b)                                             280,875
                                                8,000   Symmetricom, Inc. (b)                                         71,360
                                               11,300   Tollgrade Communications, Inc. (b)                           119,441
                                               23,200   Viasat, Inc. (b)                                             691,592
                                                                                                                ------------
                                                                                                                   3,339,091
----------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.7%                  7,733   Avid Technology, Inc. (b)                                    288,131
                                               19,900   Komag, Inc. (b)                                              753,812
                                                1,300   Neoware Systems, Inc. (b)                                     17,173
                                               20,100   Synaptics, Inc. (b)                                          596,769
                                                                                                                ------------
                                                                                                                   1,655,885
----------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.1%              20,000   EMCOR Group, Inc. (b)                                      1,137,000
                                               20,700   The Shaw Group, Inc.(b)                                      693,450
                                               22,100   URS Corp. (b)                                                946,985
                                                                                                                ------------
                                                                                                                   2,777,435
----------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%                  13,500   Headwaters, Inc. (b)                                         323,460
                                               15,300   Texas Industries, Inc.                                       982,719
                                                                                                                ------------
                                                                                                                   1,306,179
----------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.5%                        14,700   Cash America International, Inc.                             689,430
                                               11,900   First Cash Financial Services, Inc. (b)                      307,853
                                               52,100   Rewards Network, Inc. (b)                                    362,095
                                                                                                                ------------
                                                                                                                   1,359,378
----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.6%                  19,300   AptarGroup, Inc.                                           1,139,472
                                                3,640   Myers Industries, Inc.                                        57,002

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                                8,200   Rock-Tenn Co. Class A                                   $    222,302
                                                                                                                ------------
                                                                                                                   1,418,776
----------------------------------------------------------------------------------------------------------------------------
Distributors - 0.3%                            20,860   Brightpoint, Inc. (b)                                        280,567
                                               12,000   Building Material Holding Corp.                              296,280
                                                4,000   Keystone Automotive Industries, Inc. (b)                     135,960
                                                                                                                ------------
                                                                                                                     712,807
----------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.7%           20,000   Bright Horizons Family Solutions, Inc. (b)                   773,200
                                                4,100   CPI Corp.                                                    190,609
                                               22,600   Coinstar, Inc. (b)                                           690,882
                                                                                                                ------------
                                                                                                                   1,654,691
----------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   8,700   CT Communications, Inc.                                      199,404
Services - 0.3%                                 5,531   Commonwealth Telephone Enterprises, Inc.                     231,528
                                               25,000   IMPSAT Fiber Networks, Inc. (b)                              230,250
                                                                                                                ------------
                                                                                                                     661,182
----------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                      15,466   Allete, Inc.                                                 719,787
                                               12,900   Central Vermont Public Service Corp.                         303,795
                                               40,200   Cleco Corp.                                                1,014,246
                                                6,900   Green Mountain Power Corp.                                   233,841
                                               18,200   Unisource Energy Corp.                                       664,846
                                                                                                                ------------
                                                                                                                   2,936,515
----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%                    19,800   AO Smith Corp.                                               743,688
                                               26,300   Acuity Brands, Inc.                                        1,368,652
                                               22,000   American Power Conversion Corp.                              672,980
                                                8,900   Baldor Electric Co.                                          297,438
                                               18,000   Belden CDT, Inc.                                             703,620
                                               58,300   C&D Technologies, Inc.                                       276,342
                                               11,000   First Solar, Inc. (b)                                        327,800
                                               15,400   Regal-Beloit Corp.                                           808,654
                                                8,200   Vicor Corp.                                                   91,102
                                                9,600   Woodward Governor Co.                                        381,216
                                                                                                                ------------
                                                                                                                   5,671,492
----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         12,600   Agilysys, Inc.                                               210,924
Instruments - 4.5%                             16,200   Anixter International, Inc. (b)                              879,660
                                               22,850   Benchmark Electronics, Inc. (b)                              556,626
                                                7,800   CTS Corp.                                                    122,460
                                               11,500   Checkpoint Systems, Inc. (b)                                 232,300
                                               32,700   Cognex Corp.                                                 778,914
                                               16,900   Coherent, Inc. (b)                                           533,533
                                                6,000   Daktronics, Inc.                                             221,100
                                                8,100   Electro Scientific Industries, Inc. (b)                      163,134
                                                5,100   Flir Systems, Inc. (b)                                       162,333
                                               15,900   Gerber Scientific, Inc. (b)                                  199,704
                                               15,400   Global Imaging Systems, Inc. (b)                             338,030
                                               36,700   Insight Enterprises, Inc. (b)                                692,529
                                                8,500   Itron, Inc. (b)                                              440,640
                                                8,900   Keithley Instruments, Inc.                                   117,035
                                                9,200   Littelfuse, Inc. (b)                                         293,296
                                                7,700   LoJack Corp. (b)                                             131,516
                                               19,200   MTS Systems Corp.                                            741,504

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                                2,300   Mercury Computer Systems, Inc. (b)                      $     30,728
                                                7,500   Methode Electronics, Inc.                                     81,225
                                                5,200   Park Electrochemical Corp.                                   133,380
                                               17,300   Paxar Corp. (b)                                              398,938
                                               24,375   Pemstar, Inc. (b)                                             93,844
                                                7,000   Photon Dynamics, Inc. (b)                                     81,830
                                                7,200   Planar Systems, Inc. (b)                                      69,624
                                                8,900   Radisys Corp. (b)                                            148,363
                                                5,500   Rogers Corp. (b)                                             325,325
                                               15,000   ScanSource, Inc. (b)                                         456,000
                                               69,700   Symbol Technologies, Inc.                                  1,041,318
                                               27,500   Technitrol, Inc.                                             656,975
                                               20,900   Trimble Navigation Ltd. (b)                                1,060,257
                                                                                                                ------------
                                                                                                                  11,393,045
----------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.4%              8,300   Atwood Oceanics, Inc. (b)                                    406,451
                                               11,600   Bristow Group, Inc. (b)                                      418,644
                                                5,500   CARBO Ceramics, Inc.                                         205,535
                                               19,200   Dril-Quip, Inc. (b)                                          751,872
                                                6,500   Hydril Co. (b)                                               488,735
                                               20,500   Input/Output, Inc. (b)                                       279,415
                                               12,800   Lone Star Technologies, Inc. (b)                             619,648
                                                4,200   Lufkin Industries, Inc.                                      243,936
                                               31,000   Oceaneering International, Inc. (b)                        1,230,700
                                                3,300   SEACOR Holdings Inc. (b)                                     327,162
                                               30,550   Tetra Technologies, Inc. (b)                                 781,469
                                               28,300   Unit Corp. (b)                                             1,371,135
                                               13,200   Veritas DGC, Inc. (b)                                      1,130,316
                                                9,700   W-H Energy Services, Inc. (b)                                472,293
                                                                                                                ------------
                                                                                                                   8,727,311
----------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%                26,200   Casey's General Stores, Inc.                                 617,010
                                                4,100   Great Atlantic & Pacific Tea Co.                             105,534
                                               16,600   Longs Drug Stores Corp.                                      703,508
                                                5,500   Nash Finch Co.                                               150,150
                                               18,700   Performance Food Group Co. (b)                               516,868
                                                2,900   United Natural Foods, Inc. (b)                               104,168
                                                                                                                ------------
                                                                                                                   2,197,238
----------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                            2,900   American Italian Pasta Co. Class A (b)                        25,810
                                               43,000   Corn Products International, Inc.                          1,485,220
                                               11,600   Delta & Pine Land Co.                                        469,220
                                               16,800   Flowers Foods, Inc.                                          453,432
                                                9,000   J&J Snack Foods Corp.                                        372,600
                                               12,700   Lance, Inc.                                                  255,016
                                                  100   Peet's Coffee & Tea, Inc. (b)                                  2,624
                                                  100   Ralcorp Holdings, Inc. (b)                                     5,089
                                                9,500   Sanderson Farms, Inc.                                        287,755
                                               10,600   TreeHouse Foods, Inc. (b)                                    330,720
                                                                                                                ------------
                                                                                                                   3,687,486
----------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.9%                           21,800   Atmos Energy Corp.                                           695,638
                                                9,800   Cascade Natural Gas Corp.                                    254,016

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                               28,000   Energen Corp.                                           $  1,314,320
                                                8,800   The Laclede Group, Inc.                                      308,264
                                               11,600   New Jersey Resources Corp.                                   563,528
                                               11,000   Northwest Natural Gas Co.                                    466,840
                                               35,900   Piedmont Natural Gas Co.                                     960,325
                                                6,700   South Jersey Industries, Inc.                                223,847
                                               24,205   Southern Union Co.                                           676,530
                                               16,900   Southwest Gas Corp.                                          648,453
                                               44,900   UGI Corp.                                                  1,224,872
                                                                                                                ------------
                                                                                                                   7,336,633
----------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        48,600   American Medical Systems Holdings, Inc. (b)                  900,072
Supplies - 4.7%                                   600   ArthroCare Corp. (b)                                          23,952
                                                1,000   Biolase Technology, Inc. (b)                                   8,750
                                                2,600   Biomet, Inc.                                                 107,302
                                                6,700   Biosite, Inc. (b)                                            327,295
                                               16,800   CONMED Corp. (b)                                             388,416
                                                8,800   Conor Medsystems, Inc. (b)                                   275,704
                                               26,979   Cooper Cos., Inc.                                          1,200,566
                                               11,800   DJO, Inc. (b)                                                505,276
                                               15,900   Dionex Corp. (b)                                             901,689
                                                8,200   Haemonetics Corp. (b)                                        369,164
                                               12,400   Hologic, Inc. (b)                                            586,272
                                               11,700   Idexx Laboratories, Inc. (b)                                 927,810
                                               31,525   Immucor, Inc. (b)                                            921,476
                                               11,600   Integra LifeSciences Holdings Corp. (b)                      494,044
                                               26,300   Invacare Corp.                                               645,665
                                                4,200   Kensey Nash Corp. (b)                                        133,560
                                               26,200   Mentor Corp.                                               1,280,394
                                               22,177   Meridian Bioscience, Inc.                                    544,002
                                                7,500   Osteotech, Inc. (b)                                           42,375
                                                7,300   Palomar Medical Technologies, Inc. (b)                       369,891
                                                7,500   Possis Medical, Inc. (b)                                     101,100
                                               16,200   Respironics, Inc. (b)                                        611,550
                                               19,500   Theragenics Corp. (b)                                         60,450
                                                2,100   Viasys Healthcare, Inc. (b)                                   58,422
                                                2,400   Vital Signs, Inc.                                            119,808
                                                                                                                ------------
                                                                                                                  11,905,005
----------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        31,900   AMERIGROUP Corp. (b)                                       1,144,891
Services - 4.5%                                24,700   AMN Healthcare Services, Inc. (b)                            680,238
                                               31,250   Amsurg Corp. (b)                                             718,750
                                               18,200   Centene Corp. (b)                                            447,174
                                               13,100   Chemed Corp.                                                 484,438
                                                  100   CryoLife, Inc. (b)                                               765
                                                4,200   Gentiva Health Services, Inc. (b)                             80,052
                                               22,100   Healthways, Inc. (b)                                       1,054,391
                                                4,700   Horizon Health Corp. (b)                                      91,979
                                               21,500   inVentiv Health, Inc. (b)                                    760,025
                                               35,050   Odyssey HealthCare, Inc. (b)                                 464,763
                                               30,900   Owens & Minor, Inc.                                          966,243

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                               29,600   Pediatrix Medical Group, Inc. (b)                       $  1,447,440
                                               14,728   Per-Se Technologies, Inc. (b)                                409,144
                                               36,300   Sierra Health Services, Inc. (b)                           1,308,252
                                               29,500   Sunrise Senior Living, Inc. (b)                              906,240
                                               14,500   United Surgical Partners International, Inc. (b)             411,075
                                                                                                                ------------
                                                                                                                  11,375,860
----------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.7%                   3,900   Allscripts Healthcare Solutions, Inc. (b)                    105,261
                                               25,100   Cerner Corp. (b)                                           1,142,050
                                               40,400   Dendrite International, Inc. (b)                             432,684
                                                                                                                ------------
                                                                                                                   1,679,995
----------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.5%           24,300   Aztar Corp. (b)                                            1,322,406
                                               17,100   CEC Entertainment, Inc. (b)                                  688,275
                                               23,000   CKE Restaurants, Inc.                                        423,200
                                                8,100   California Pizza Kitchen, Inc. (b)                           269,811
                                                6,500   IHOP Corp.                                                   342,550
                                                4,300   Isle of Capri Casinos, Inc. (b)                              114,294
                                               23,400   Jack in the Box, Inc. (b)                                  1,428,336
                                                1,700   Landry's Restaurants, Inc.                                    51,153
                                               13,900   Marcus Corp.                                                 355,562
                                               19,700   Multimedia Games, Inc. (b)                                   189,120
                                               15,700   O'Charleys, Inc. (b)                                         334,096
                                                8,200   PF Chang's China Bistro, Inc. (b)                            314,716
                                                5,400   Panera Bread Co. Class A (b)                                 301,914
                                               20,100   Pinnacle Entertainment, Inc. (b)                             666,114
                                               18,050   Rare Hospitality International, Inc. (b)                     594,387
                                                1,550   Shuffle Master, Inc. (b)                                      40,610
                                               34,300   Sonic Corp. (b)                                              821,485
                                                4,500   The Steak n Shake Co. (b)                                     79,200
                                                6,000   Trump Entertainment Resorts, Inc. (b)                        109,440
                                               12,400   WMS Industries, Inc. (b)                                     432,264
                                                                                                                ------------
                                                                                                                   8,878,933
----------------------------------------------------------------------------------------------------------------------------

Household Durables - 1.7%                       6,800   Bassett Furniture Industries, Inc.                           111,112
                                               32,100   Champion Enterprises, Inc. (b)                               300,456
                                               21,500   Interface, Inc. Class A (b)                                  305,730
                                               13,900   La-Z-Boy, Inc.                                               164,993
                                                8,800   Lenox Group, Inc. (b)                                         56,320
                                               12,900   Libbey, Inc.                                                 159,186
                                                2,777   NVR, Inc. (b)                                              1,791,165
                                                1,200   National Presto Industries, Inc.                              71,844
                                               17,900   Russ Berrie & Co., Inc. (b)                                  276,555
                                                  400   Skyline Corp.                                                 16,088
                                               23,500   Standard-Pacific Corp.                                       629,565
                                               15,000   Yankee Candle Co., Inc.                                      514,200
                                                                                                                ------------
                                                                                                                   4,397,214
----------------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%                      10,150   Central Garden and Pet Co. (b)                               491,463
                                               44,700   Spectrum Brands, Inc. (b)                                    487,230
                                                4,000   WD-40 Co.                                                    139,480
                                                                                                                ------------
                                                                                                                   1,118,173
----------------------------------------------------------------------------------------------------------------------------
IT Services - 2.7%                             10,400   CACI International, Inc. Class A (b)                         587,600
                                                6,000   Carreker Corp. (b)                                            45,840

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                               71,000   Ciber, Inc. (b)                                         $    481,380
                                               14,400   eFunds Corp. (b)                                             396,000
                                               24,300   Gevity HR, Inc.                                              575,667
                                               37,900   Global Payments, Inc.                                      1,754,770
                                                5,000   Integral Systems, Inc.                                       115,850
                                               23,000   Kanbay International, Inc. (b)                               661,710
                                               11,600   Keane, Inc. (b)                                              138,156
                                               20,300   MAXIMUS, Inc.                                                624,834
                                                3,900   Mantech International Corp. Class A (b)                      143,637
                                               28,800   SYKES Enterprises, Inc. (b)                                  508,032
                                               17,700   Sabre Holdings Corp. Class A                                 564,453
                                               12,600   Startek, Inc.                                                170,604
                                                                                                                ------------
                                                                                                                   6,768,533
----------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                   800   Standex International Corp.                                   24,104
                                               31,600   Tredegar Corp.                                               714,476
                                                                                                                ------------
                                                                                                                     738,580
----------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%                               16,150   Delphi Financial Group Class A                               653,429
                                                9,400   Direct General Corp.                                         194,016
                                                1,300   Hilb Rogal & Hobbs Co.                                        54,756
                                                4,800   Infinity Property & Casualty Corp.                           232,272
                                                  900   LandAmerica Financial Group, Inc.                             56,799
                                               24,400   Philadelphia Consolidated Holding Co. (b)                  1,087,264
                                               27,300   Presidential Life Corp.                                      599,235
                                               13,700   ProAssurance Corp. (b)                                       683,904
                                                4,200   SCPIE Holdings, Inc. (b)                                     109,788
                                                8,073   Safety Insurance Group, Inc.                                 409,382
                                               12,700   Selective Insurance Group                                    727,583
                                               18,700   Stewart Information Services Corp.                           810,832
                                                5,200   United Fire & Casualty Co.                                   183,300
                                               24,550   Zenith National Insurance Corp.                            1,151,641
                                                                                                                ------------
                                                                                                                   6,954,201
----------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%                6,000   Blue Nile, Inc. (b)                                          221,340
                                               15,900   PetMed Express, Inc. (b)                                     212,265
                                                                                                                ------------
                                                                                                                     433,605
----------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.5%            15,200   Digital Insight Corp. (b)                                    585,048
                                               43,300   Digitas, Inc. (b)                                            580,653
                                               26,400   Infospace, Inc. (b)                                          541,464
                                                5,500   j2 Global Communications, Inc. (b)                           149,875
                                               12,400   MIVA, Inc. (b)                                                42,036
                                               53,200   United Online, Inc.                                          706,496
                                               14,900   WebEx Communications, Inc. (b)                               519,861
                                               30,100   WebSense, Inc. (b)                                           687,183
                                                                                                                ------------
                                                                                                                   3,812,616
----------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.8%             5,200   Arctic Cat, Inc.                                              91,468
                                               11,400   Jakks Pacific, Inc. (b)                                      248,976
                                               13,800   Polaris Industries, Inc.                                     646,254
                                                9,200   Pool Corp.                                                   360,364
                                               15,800   RC2 Corp. (b)                                                695,200
                                                                                                                ------------
                                                                                                                   2,042,262
----------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.5%          16,500   Cambrex Corp.                                           $    374,880
                                                   26   Enzo Biochem, Inc. (b)                                           371
                                                2,900   Kendle International, Inc. (b)                                91,205
                                               14,400   Parexel International Corp. (b)                              417,168
                                               19,000   PharmaNet Development Group, Inc. (b)                        419,330
                                                                                                                ------------
                                                                                                                   1,302,954
----------------------------------------------------------------------------------------------------------------------------
Machinery - 3.8%                                3,200   ASV, Inc. (b)                                                 52,064
                                               12,300   Albany International Corp. Class A                           404,793
                                               15,300   Astec Industries, Inc. (b)                                   537,030
                                               10,000   Barnes Group, Inc.                                           217,500
                                               21,200   Briggs & Stratton Corp.                                      571,340
                                               17,600   Clarcor, Inc.                                                595,056
                                               19,700   EnPro Industries, Inc. (b)                                   654,237
                                               16,200   Flow International Corp. (b)                                 178,524
                                               19,400   Gardner Denver, Inc. (b)                                     723,814
                                               20,000   IDEX Corp.                                                   948,200
                                               14,800   Kaydon Corp.                                                 588,152
                                                  100   Lydall, Inc. (b)                                               1,081
                                               24,200   Manitowoc Co.                                              1,438,206
                                               23,400   Mueller Industries, Inc.                                     741,780
                                                8,400   Mueller Water Products, Inc. Series B (b)                    125,160
                                                1,000   Navistar International Corp. (b)                              33,430
                                                4,600   Robbins & Myers, Inc.                                        211,232
                                               14,500   Toro Co.                                                     676,135
                                               14,700   Valmont Industries, Inc.                                     815,703
                                               12,900   Wabash National Corp.                                        194,790
                                                                                                                ------------
                                                                                                                   9,708,227
----------------------------------------------------------------------------------------------------------------------------
Marine - 0.4%                                  26,200   Kirby Corp. (b)                                              894,206
----------------------------------------------------------------------------------------------------------------------------
Media - 0.9%                                    5,600   4Kids Entertainment, Inc. (b)                                102,032
                                               24,695   Advo, Inc.                                                   805,057
                                                3,500   Live Nation (b)                                               78,400
                                               31,700   Radio One, Inc. Class D (b)                                  213,658
                                               21,000   The Reader's Digest Association, Inc. Class A                350,700
                                               20,000   Univision Communications, Inc. Class A (b)                   708,400
                                                                                                                ------------
                                                                                                                   2,258,247
----------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.5%                          8,390   AM Castle & Co.                                              213,525
                                                4,900   AMCOL International Corp.                                    135,926
                                                6,000   Brush Engineered Materials, Inc. (b)                         202,620
                                               14,400   Carpenter Technology Corp.                                 1,476,288
                                                7,300   Century Aluminum Co. (b)                                     325,945
                                               19,100   Chaparral Steel Co.                                          845,557
                                               17,200   Cleveland-Cliffs, Inc.                                       833,168
                                               10,700   Oregon Steel Mills, Inc. (b)                                 667,787
                                               15,275   Quanex Corp.                                                 528,362
                                               13,700   RTI International Metals, Inc. (b)                         1,071,614
                                                4,800   Steel Technologies, Inc.                                      84,240
                                                                                                                ------------
                                                                                                                   6,385,032
----------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                          5,600   CH Energy Group, Inc.                                        295,680
                                                8,800   NorthWestern Corp.                                           311,344
                                                                                                                ------------
                                                                                                                     607,024
----------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                        16,700   Fred's, Inc.                                            $    201,068
                                                6,500   Retail Ventures, Inc. (b)                                    123,760
                                                                                                                ------------
                                                                                                                     324,828
----------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.0%             18,200   Cabot Oil & Gas Corp. Class A                              1,103,830
                                               34,799   Cimarex Energy Co.                                         1,270,163
                                               47,700   Frontier Oil Corp.                                         1,370,898
                                                1,600   Giant Industries, Inc. (b)                                   119,920
                                               35,147   Helix Energy Solutions Group, Inc. (b)                     1,102,561
                                                1,600   Kinder Morgan, Inc.                                          169,200
                                               24,800   Massey Energy Co.                                            576,104
                                               13,700   Penn Virginia Corp.                                          959,548
                                               15,600   Petroleum Development Corp. (b)                              671,580
                                               34,600   St. Mary Land & Exploration Co.                            1,274,664
                                               19,900   Stone Energy Corp. (b)                                       703,465
                                                9,500   Swift Energy Co. (b)                                         425,695
                                               10,000   World Fuel Services Corp.                                    444,600
                                                                                                                ------------
                                                                                                                  10,192,228
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                  6,600   Buckeye Technologies, Inc. (b)                                79,068
                                                3,600   Deltic Timber Corp.                                          200,808
                                                7,200   Pope & Talbot, Inc. (b)                                       39,384
                                                6,500   Schweitzer-Mauduit International, Inc.                       169,325
                                                9,800   Wausau Paper Corp.                                           146,902
                                                                                                                ------------
                                                                                                                     635,487
----------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                        6,900   Mannatech, Inc.                                              101,637
                                               21,000   NBTY, Inc. (b)                                               872,970
                                               16,000   Playtex Products, Inc. (b)                                   230,240
                                                                                                                ------------
                                                                                                                   1,204,847
----------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%                         30,900   Alpharma, Inc. Class A                                       744,690
                                                7,200   Bradley Pharmaceuticals, Inc. (b)                            148,176
                                               14,200   MGI Pharma, Inc. (b)                                         261,422
                                                8,900   Sciele Pharma, Inc. (b)                                      213,600
                                                                                                                ------------
                                                                                                                   1,367,888
----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                         13,100   Acadia Realty Trust                                          327,762
Trusts (REITs) - 3.2%                           1,250   BNP Residential Properties, Inc.                              30,188
                                               11,500   Colonial Properties Trust                                    539,120
                                               10,900   Entertainment Properties Trust                               636,996
                                                8,600   Essex Property Trust, Inc.                                 1,111,550
                                               52,400   Government Properties Trust, Inc.                            555,440
                                               34,700   Inland Real Estate Corp.                                     649,584
                                                9,000   Kilroy Realty Corp.                                          702,000
                                               13,400   LTC Properties, Inc.                                         365,954
                                               16,200   Lexington Corporate Properties Trust                         363,204
                                                9,900   Mid-America Apartment Communities, Inc.                      566,676
                                                5,000   The Mills Corp.                                              100,000
                                               33,600   MortgageIT Holdings, Inc.                                    495,600
                                                4,600   National Retail Properties, Inc.                             105,570
                                                5,922   New Century Financial Corp.                                  187,076
                                                6,600   PS Business Parks, Inc.                                      466,686
                                               34,000   Senior Housing Properties Trust                              832,320
                                                9,500   Trustreet Properties, Inc.                                   160,075
                                                                                                                ------------
                                                                                                                   8,195,801
----------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                             20,300   Arkansas Best Corp.                                     $    730,800
                                               16,233   Heartland Express, Inc.                                      243,820
                                               13,700   Kansas City Southern (b)                                     397,026
                                               20,975   Knight Transportation, Inc.                                  357,624
                                               12,500   Landstar System, Inc.                                        477,250
                                               21,200   RailAmerica, Inc. (b)                                        340,896
                                                                                                                ------------
                                                                                                                   2,547,416
----------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 27,100   ATMI, Inc. (b)(f)                                            827,363
Equipment - 3.7%                               14,000   Actel Corp. (b)                                              254,240
                                               14,900   Advanced Energy Industries, Inc. (b)                         281,163
                                               28,400   Axcelis Technologies, Inc. (b)                               165,572
                                               24,114   Brooks Automation, Inc. (b)                                  347,241
                                               10,600   Cabot Microelectronics Corp. (b)                             359,764
                                                4,300   Cohu, Inc.                                                    86,688
                                               16,200   Cymer, Inc. (b)                                              711,990
                                                6,000   DSP Group, Inc. (b)                                          130,200
                                                8,200   Diodes, Inc. (b)                                             290,936
                                               46,200   Exar Corp. (b)                                               600,600
                                               10,700   FEI Co. (b)                                                  282,159
                                               18,900   Intevac, Inc. (b)                                            490,455
                                               82,800   Kopin Corp. (b)                                              295,596
                                               13,500   Kulicke & Soffa Industries, Inc. (b)                         113,400
                                               16,000   MKS Instruments, Inc. (b)                                    361,280
                                               25,100   Microsemi Corp. (b)                                          493,215
                                                1,200   Pericom Semiconductor Corp. (b)                               13,764
                                               17,300   Photronics, Inc. (b)                                         282,682
                                                4,800   PortalPlayer, Inc. (b)                                        64,560
                                                4,700   Rudolph Technologies, Inc. (b)                                74,824
                                               18,700   Skyworks Solutions, Inc. (b)                                 132,396
                                               19,400   Standard Microsystems Corp. (b)                              542,812
                                               13,100   Supertex, Inc. (b)                                           514,175
                                               32,900   Varian Semiconductor Equipment Associates, Inc. (b)        1,497,608
                                                7,600   Veeco Instruments, Inc. (b)                                  142,348
                                                                                                                ------------
                                                                                                                   9,357,031
----------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                                18,500   Ansys, Inc. (b)                                              804,565
                                                4,400   Catapult Communications Corp. (b)                             39,512
                                                5,900   EPIQ Systems, Inc. (b)                                       100,123
                                                5,400   Factset Research Systems, Inc.                               304,992
                                               27,100   Hyperion Solutions Corp. (b)                                 973,974
                                               12,100   JDA Software Group, Inc. (b)                                 166,617
                                               13,200   Kronos, Inc. (b)                                             484,968
                                               22,800   Manhattan Associates, Inc. (b)                               685,824
                                                1,400   MapInfo Corp. (b)                                             18,270
                                               13,600   Micros Systems, Inc. (b)                                     716,720
                                               19,000   Napster, Inc. (b)                                             68,970
                                               20,400   Open Solutions, Inc. (b)                                     767,856
                                               11,100   Phoenix Technologies Ltd. (b)                                 49,950
                                                4,500   Quality Systems, Inc.                                        167,715
                                                2,900   Radiant Systems, Inc. (b)                                     30,276
                                               18,000   SPSS, Inc. (b)                                               541,260

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
                                               50,300   Secure Computing Corp. (b)                              $    329,968
                                               10,300   THQ, Inc. (b)                                                334,956
                                               10,950   Take-Two Interactive Software, Inc. (b)                      194,472
                                                                                                                ------------
                                                                                                                   6,780,988
----------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.0%                        13,250   The Cato Corp. Class A                                       303,557
                                               14,800   The Children's Place Retail Stores, Inc.(b)                  940,096
                                               27,950   Christopher & Banks Corp.                                    521,547
                                                9,200   Cost Plus, Inc. (b)                                           94,760
                                               23,400   Dress Barn, Inc. (b)                                         545,922
                                              110,000   Eddie Bauer Holdings, Inc. (b)                               996,600
                                               17,800   Genesco, Inc. (b)                                            663,940
                                                4,504   Golf Galaxy, Inc. (b)                                         83,955
                                               15,100   Group 1 Automotive, Inc.                                     780,972
                                                1,300   Guitar Center, Inc. (b)                                       59,098
                                               19,600   Gymboree Corp. (b)                                           747,936
                                               11,100   Hot Topic, Inc. (b)                                          148,074
                                               11,500   Haverty Furniture Cos., Inc.                                 170,200
                                               10,100   Hibbett Sporting Goods, Inc. (b)                             308,353
                                                7,625   Jos. A. Bank Clothiers, Inc. (b)                             223,794
                                               19,100   Men's Wearhouse, Inc.                                        730,766
                                               22,200   Select Comfort Corp. (b)                                     386,058
                                               12,600   Sonic Automotive, Inc.                                       365,904
                                                9,150   Stage Stores, Inc.                                           278,069
                                               11,400   Stein Mart, Inc.                                             151,164
                                               12,500   Tractor Supply Co. (b)                                       558,875
                                               10,900   Tween Brands, Inc. (b)                                       435,237
                                               24,400   Zale Corp. (b)                                               688,324
                                                                                                                ------------
                                                                                                                  10,183,201
----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.5%         6,300   Ashworth, Inc. (b)                                            45,738
                                               22,300   Brown Shoe Co., Inc.                                       1,064,602
                                                6,000   CROCS, Inc. (b)                                              259,200
                                                  700   Heelys, Inc. (b)                                              22,477
                                               21,400   K-Swiss, Inc. Class A                                        657,836
                                               25,100   Kellwood Co. (f)                                             816,252
                                                8,800   Movado Group, Inc.                                           255,200
                                                9,300   Oxford Industries, Inc.                                      461,745
                                               20,200   Phillips-Van Heusen Corp.                                  1,013,434
                                               18,400   Quiksilver, Inc. (b)                                         289,800
                                               20,800   Skechers U.S.A., Inc. Class A (b)                            692,848
                                               24,250   Wolverine World Wide, Inc.                                   691,610
                                                                                                                ------------
                                                                                                                   6,270,742
----------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%              26,200   BankAtlantic Bancorp, Inc. Class A                           361,822
                                               13,200   BankUnited Financial Corp. Class A                           369,072
                                               13,900   Downey Financial Corp.                                     1,008,862
                                                5,600   Fidelity Bankshares, Inc.                                    222,152
                                               45,100   Flagstar Bancorp, Inc.                                       669,284
                                                9,700   Franklin Bank Corp. (b)                                      199,238
                                               22,200   Fremont General Corp.                                        359,862
                                               16,900   TrustCo Bank Corp. NY                                        187,928
                                                                                                                ------------
                                                                                                                   3,378,220
----------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

                                               Shares
Industry                                         Held   Common Stocks                                              Value
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                 82,500   Alliance One International, Inc. (b)                    $    582,450
----------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.6%        11,225   Applied Industrial Technologies, Inc.                        295,329
                                               17,100   Kaman Corp. Class A                                          382,869
                                               18,000   Watsco, Inc.                                                 848,880
                                                                                                                ------------
                                                                                                                   1,527,078
----------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%            2,700   Aegean Marine Petroleum Network, Inc. (b)                     44,280
----------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     12,600   Price Communications Corp. (b)                               265,230
Services - 0.1%
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $199,767,167) - 96.2%                            244,195,596
----------------------------------------------------------------------------------------------------------------------------

                                                        Exchange-Traded Funds
----------------------------------------------------------------------------------------------------------------------------
                                               54,177   iShares S&P SmallCap 600 Index Fund                        3,577,307
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange Traded Funds
                                                         (Cost - $3,331,161) - 1.4%                                3,577,307
----------------------------------------------------------------------------------------------------------------------------

                                                 Face
                                               Amount   Fixed Income Securities
----------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.1%    $250,000   Flir Systems, Inc., 3% due 6/01/2023 (a)                     384,375
----------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                              300,000   LandAmerica Financial Group, Inc.,
                                                        3.25% due 5/15/2034 (a)(c)                                   384,750
                                              650,000   Selective Insurance Group, 1.616% due 9/24/2032 (a)(g)       484,250
                                                                                                                ------------
                                                                                                                     869,000
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Fixed Income Securities
                                                        (Cost - $1,041,947) - 0.4%                                 1,253,375
----------------------------------------------------------------------------------------------------------------------------

                                           Beneficial
                                             Interest   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                                                        LLC Cash Sweep Series, 5.26% (d)(e)                        4,555,304
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $4,555,304) - 1.8%                                 4,555,304
----------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $208,695,579*) - 99.8%         253,581,582

                                                        Other Assets Less Liabilities - 0.2%                         381,074
                                                                                                                ------------
                                                        Net Assets - 100.0%                                     $253,962,656
                                                                                                                ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 209,881,171
                                                                  =============
      Gross unrealized appreciation                               $  46,652,911
      Gross unrealized depreciation                                  (2,952,500)
                                                                  -------------
      Net unrealized appreciation                                 $  43,700,411
                                                                  =============

(a)   Convertible security.
(b)   Non-income producing security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                   Net             Interest
      Affiliate                                 Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                  $ (17,274,587)    $    377,647
      --------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2006

(e)   Represents the current yield as of December 31, 2006.

(f) All or portion of security held as collateral in connection with open financial futures contracts.

(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Series.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Financial futures contracts purchased as of December 31, 2006 were as follows:

      --------------------------------------------------------------------------------------
        Number of                            Expiration          Face            Unrealized
        Contracts           Issue               Date             Value          Depreciation
      --------------------------------------------------------------------------------------
            46        Russell 2000 Index     March 2007      $ 18,391,675       $  (108,975)
      --------------------------------------------------------------------------------------

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                Master Enhanced Small Cap Series

                  As of December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Assets:           Investments in unaffiliated securities, at value (identified
                   cost-$204,140,275) .............................................................                    $249,026,278
                  Investments in affiliated securities, at value (identified
                   cost-$4,555,304) ...............................................................                       4,555,304
                  Cash ............................................................................                       1,203,148
                  Receivables:
                           Securities sold ........................................................    $  2,017,528
                           Dividends ..............................................................         194,617
                           Contributions ..........................................................          51,921
                           Interest ...............................................................           4,623       2,268,689
                                                                                                       ------------
                  Prepaid expenses and other assets ...............................................                           2,361
                                                                                                                       ------------
                  Total assets ....................................................................                     257,055,780
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                         Securities purchased .....................................................       2,807,059
                         Variation margin .........................................................         140,300
                         Withdrawals ..............................................................         119,274
                         Other affiliates .........................................................           2,282
                         Investment adviser .......................................................           2,021       3,070,936
                                                                                                       ------------
                  Accrued expenses ................................................................                          22,188
                                                                                                                       ------------
                  Total liabilities ...............................................................                       3,093,124
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ......................................................................                    $253,962,656
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets        Investors' capital ..............................................................                    $209,185,628
Consist of:       Unrealized appreciation-net .....................................................                      44,777,028
                                                                                                                       ------------
                  Net assets ......................................................................                    $253,962,656
                                                                                                                       ============

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                Master Enhanced Small Cap Series

                  For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Investment        Dividends (net of $1,279 foreign withholding tax) ...............................                    $  2,169,002
Income:           Interest (including $377,647 from affiliates) ...................................                         409,933
                                                                                                                       ------------
                  Total income ....................................................................                       2,578,935
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:         Accounting services .............................................................    $     41,410
                  Professional fees ...............................................................          40,440
                  Custodian fees ..................................................................          29,456
                  Investment advisory fees ........................................................          24,409
                  Printing and shareholder reports ................................................           6,503
                  Trustees' fees and expenses .....................................................           3,651
                  Pricing fees ....................................................................             705
                  Other ...........................................................................           6,267
                                                                                                       ------------
                  Total expenses ..................................................................                         152,841
                                                                                                                       ------------
                  Investment income-net ...........................................................                       2,426,094
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Realized &        Realized gain on:
Unrealized                Investments-net .........................................................      29,496,238
Gain (Loss)-Net:          Futures contracts-net ...................................................       2,373,328      31,869,566
                                                                                                       ------------
                  Change in unrealized appreciation/depreciation on:
                          Investments-net .........................................................        (320,772)
                          Futures contracts-net ...................................................         399,775          79,003
                                                                                                       ----------------------------
                  Total realized and unrealized gain-net ..........................................                      31,948,569
                                                                                                                       ------------
                  Net Increase in Net Assets Resulting from Operations ............................                    $ 34,374,663
                                                                                                                       ============

      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                 For the
                                                                                                               Year Ended
                                                                                                               December 31,
                                                                                                       ----------------------------
Increase (Decrease) in Net Assets:                                                                         2006            2005
-----------------------------------------------------------------------------------------------------------------------------------
Operations:       Investment income-net ...........................................................    $  2,426,094    $  2,423,329
                  Realized gain-net ...............................................................      31,869,566      21,937,583
                  Change in unrealized appreciation/depreciation-net ..............................          79,003      (8,352,113)
                                                                                                       ------------    ------------
                  Net increase in net assets resulting from operations ............................      34,374,663      16,008,799
                                                                                                       ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Capital       Proceeds from contributions .....................................................      44,107,231      39,523,028
Transactions:     Fair value of withdrawals .......................................................     (56,700,552)    (45,115,732)
                                                                                                       ------------    ------------
                  Net decrease in net assets derived from capital transactions ....................     (12,593,321)     (5,592,704)
                                                                                                       ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:       Total increase in net assets ....................................................      21,781,342      10,416,095
                  Beginning of year ...............................................................     232,181,314     221,765,219
                                                                                                       ------------    ------------
                  End of year .....................................................................    $253,962,656    $232,181,314
                                                                                                       ============    ============

      See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series
FINANCIAL HIGHLIGHTS

                  The following ratios have                                  For the
                  been derived from information                             Year Ended
                  provided in the financial                                December 31,                            For the Period
                  statements.                            -----------------------------------------------         December 10, 2002+
                                                           2006         2005         2004         2003          to December 31, 2002
--------------------------------------------------------------------------------------------------------        --------------------
Total Investment  Total investment return ...........       15.23%        7.45%       22.50%       40.06%                (1.90%)++
Return:                                                  ========     ========     ========     ========              ========
-------------------------------------------------------------------------------------------     --------        --------------------
Ratios to         Expenses ..........................         .06%         .07%         .07%         .11%                  .06% *
Average Net                                              ========     ========     ========     ========              ========
Assets:           Investment income-net .............         .99%        1.10%        1.07%         .80%                 1.33% *
                                                         ========     ========     ========     ========              ========
-------------------------------------------------------------------------------------------     --------        --------------------
Supplemental      Net assets, end of period
Data:             (in thousand) .....................    $253,963     $232,181     $221,765     $167,017              $118,808
                                                         ========     ========     ========     ========              ========
                  Portfolio turnover ................      160.21%      120.53%      111.89%       88.79%                 9.91%
                                                         ========     ========     ========     ========              ========
--------------------------------------------------------------------------------------------------------        --------------------

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Recent accounting pronouncements - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Series' financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM") with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc., has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 29, 2006, shareholders of the investors of the Series approved a new Investment Advisory Agreement for the Trust with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Trust and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Advisor for services it provides a monthly fee at annual rate that is a percentage of the management fee paid by the Series to the Manager.

In addition, MLPF&S received $3,647 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2006.

For the year ended December 31, 2006, the Series reimbursed FAM and the Manager $4,064 and $1,128, respectively, for certain accounting services.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of MLIM, PSI, FAM, and/or Merrill Lynch.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $387,972,732 and $378,151,474, respectively.

4. Short-Term Borrowings:

The Trust on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (or FAM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of ..06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 26, 2007

                        QUANTITATIVE MASTER SERIES TRUST
                        Master Enhanced Small Cap Series

    BlackRock Investment Advisory Agreement - Matters Considered by the Board


The following disclosure appeared in the June 30, 2006 Semi-Annual Report of the Series and is the discussion referred to in "New BlackRock Sub-Advisory Agreement - Matters Considered by the Board" below. The term "Investment Adviser" as used herein refers to Fund Asset Management, L.P.

New BlackRock Investment Advisory Agreement - Matters Considered by the Board

      In connection with the Transaction between Merrill Lynch and BlackRock, the Trust's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.


      The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement on May 8, 2006.


      To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent trustees consulted with their counsel and counsel for the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.


      At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Series and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.


      In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

      o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Series and its shareholders by BlackRock Advisors, including compliance services;

      o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

      o that the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

      o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

      o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

      o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Series shareholders.


      The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

      o the potential benefits to Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

      o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

      o     the compliance policies and procedures of BlackRock Advisors;

      o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Series' total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

      o that in May and August 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for the Series (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment; and

      o that Merrill Lynch agreed to pay all expenses of the Series in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New

            Investment Advisory Agreement and as a result the Series would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.


      Certain of these considerations are discussed in more detail below.


      In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Series; (b) operating expenses of the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of the Series, and its compliance with the Trust's Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.


      In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Series and the Trust; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust.


      In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Series, and that the New Investment Advisory Agreement should be approved and recommended to Series shareholders.


      Nature, Quality and Extent of Services Provided. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Series, but also considered certain areas in which both the Investment Adviser and the Series receive services as part of the Merrill Lynch complex. The Board compared the performance of the Series - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.


      In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Series.

      The trustees were given information with respect to the potential benefits to the Series and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.


      The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Trust will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.


      Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Series under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Series under the New Investment Advisory Agreement.


      Costs of Services Provided and Profitability. It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the contractual management fee rate and actual management fee rate of the Series as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared the total expenses of the Series to those of other comparable funds. The information showed that the Series had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the management fee and fee rate and overall expense ratio of the Series are reasonable compared to those of other comparable funds.


      In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rates of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Series.


      The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Series and the Trust. The trustees noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Series would be appropriate.

      Fees and Economies of Scale. The Board considered the extent to which economies of scale might be realized as the assets of the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Series to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Series appropriately participated in these economies of scale.

      In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the total advisory fees of the Series would be no higher than the fees under the Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory for the Series would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

      Fall-Out Benefits. In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using the Series' portfolio transaction brokerage commissions. The trustees noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

      Investment Performance. The trustees considered investment performance for the Series. The trustees compared the Series' performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the performance of the Series was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

      Conclusion. After the independent trustees of the Trust deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement on behalf of the Series, concluding that the advisory fee rate was reasonable in relation to the services provided and that the

New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreement - Matters Considered by the Board

      At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Trustees, including the independent trustees, also discussed and approved a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Series operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of a series and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Series expenses as a result of the Contingent Sub-Advisory Agreement.

      In making its approval at the May in-person meeting, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Series operates with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Series and the BlackRock Sub-Adviser would provide advisory services to the Series under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Series would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Series to the Investment Adviser.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.

     New BlackRock Sub-Advisory Agreement - Matters Considered by the Board

      At an in-person meeting held on August 16-17, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement with respect to the Series between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Series' shareholders) became effective.

      Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors at an annual rate equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-

Adviser out of its own resources, and there is no increase in Series expenses as a result of the BlackRock Sub-Advisory Agreement.

      In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Series and for oversight of the Series' operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive a fee at an annual rate equal to 74% of the advisory fee paid by the Series to BlackRock Advisors.

Officers and Trustees

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to    Vice Chairman and Director of BlackRock, Inc.,     122 Funds        None
Doll, Jr.*  Princeton, NJ  and          present    Global Chief Investment Officer for Equities,      168 Portfolios
            08543-9011     Trustee                 Chairman of the BlackRock Retail Operating
            Age: 52                                Committee, and member of the BlackRock Executive
                                                   Committee since 2006; President of the funds
                                                   advised by Merrill Lynch Investment Managers, L.P.
                                                   ("MLIM") and its affiliates ("MLIM/FAM-advised
                                                   funds") from 2005 to 2006 and Chief Investment
                                                   Officer thereof from 2001 to 2006; President of
                                                   MLIM and Fund Asset Management, L.P. ("FAM") from
                                                   2001 to 2006; Co-Head (Americas Region) thereof
                                                   from 2000 to 2001 and Senior Vice President from
                                                   1999 to 2001; President and Director of Princeton
                                                   Services, Inc. ("Princeton Services") and
                                                   President of Princeton Administrators, L.P.
                                                   ("Princeton Administrators") from 2001 to 2006;
                                                   Chief Investment Officer of OppenheimerFunds, Inc.
                                                   in 1999 and Executive Vice President thereof from
                                                   1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            *     Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
                  BlackRock Advisors, LLC and its affiliates act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to    General Partner of The Burton Partnership,         21 Funds         Knology,
Burton      Princeton, NJ               present    Limited partnership (an investment partnership)    38 Portfolios    Inc., (tele-
            08543-9095                             since 1979; Managing General Partner of The South                   communica-
            Age: 62                                Atlantic Venture Funds since 1983; Member of the                    tions);
                                                   Investment Advisory Council of the Florida State                    Symbion, Inc.
                                                   Board of Administration since 2001.                                 (healthcare);
                                                                                                                       Capital
                                                                                                                       Southwest
                                                                                                                       (financial)
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to    President and Chief Executive Officer of           21 Funds         Cabot Corpor-
Francis     Princeton, NJ               present    Allmerica Financial Corporation (financial         38 Portfolios    ation
O'Brien     08543-9095                             services holding company) from 1995 to 2002 and                     (chemicals);
            Age: 63                                Director from 1995 to 2003; President of                            LKQ Corpora-
                                                   Allmerica Investment Management Co., Inc.                           tion (auto
                                                   (investment adviser) from 1989 to 2002; Director                    parts manufa-
                                                   from 1989 to 2002 and Chairman of the Board from                    cturing); TJX
                                                   1989 to 1990; President, Chief Executive Officer                    Companies,
                                                   and Director of First Allmerica Financial Life                      Inc.
                                                   Insurance Company from 1989 to 2002 and Director                    (retailer)
                                                   of various other Allmerica Financial companies
                                                   until 2002; Director from 1989 to 2006, Member of
                                                   the Governance Nominating Committee from 2004 to
                                                   2006, Member of the Compensation Committee from
                                                   1989 to 2006 and Member of the Audit Committee
                                                   from 1990 to 2004 of ABIOMED; Director, Member of
                                                   the Governance and Nomination Committee and
                                                   Member of the Audit Committee of Cabot
                                                   Corporation since 1990; Director and Member of
                                                   the Audit Committee and Compensation Committee of
                                                   LKQ Corporation since 2003; Lead Director of TJX
                                                   Companies, Inc. since 1996; Trustee of the Woods
                                                   Hole Oceanographic Institute since 2003;
                                                   Director, Ameresco, Inc. since 2006; Director,
                                                   Boston Lyric Opera since 2002.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                       Funds and
                                                                                                     Portfolios in    Other Public
                            Position(s)   Length                                                      Fund Complex    Directorships
                             Held with    Of Time                                                     Overseen by       Held by
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years        Trustee        Trustee
====================================================================================================================================
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to    Director, Ruckleshaus Institute and Haub School    21 Funds         None
Walsh       Princeton, NJ               present    of Natural Resources at the University of Wyoming  38 Portfolios
            08543-9095                             since 2006; Consultant with Putnam Investments
            Age: 65                                from 1993 to 2003 and employed in various
                                                   capacities therewith from 1973 to 1992; Director,
                                                   Massachusetts Audubon Society from 1990 to 1997;
                                                   Director, The National Audubon Society from 1998
                                                   to 2005; Director, The American Museum of Fly
                                                   Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      2000 to    Managing Director of FGW Associates since 1997;    21 Funds         Watson
Weiss**     Princeton, NJ               present    Vice President, Planning, Investment and           38 Portfolios    Pharmaceu-
            08543-9095                             Development of Warner Lambert Co. from 1979 to                      ticals, Inc.
            Age: 65                                1997; Director of the Michael J. Fox Foundation                     (pharmace-
                                                   for Parkinson's Research since 2000; Director of                    utical
                                                   BTG International, Plc (a global technology                         company)
                                                   commercialization company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
            *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            **    Chairman of the Board of Trustees and the Audit Committee.
====================================================================================================================================
Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1997 to    Managing Director of BlackRock, Inc.
Burke       Princeton, NJ  President    present    since 2006; Managing Director of
            08543-9011     and          and 1999   Merrill Lynch Investment Managers, L.P.
            Age: 46        Treasurer    to         and Fund Asset Management, L.P. in
                                        present    2006; First Vice President of MLIM and
                                                   FAM from 1997 to 2005 and Treasurer
                                                   thereof from 1999 to 2006; Vice
                                                   President of MLIM and FAM from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011  Vice         2005 to    Director of BlackRock, Inc. since 2006;
Jelilian    Princeton, NJ  President    present    Director of MLIM from 1999 to 2006.
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011  Vice         2005 to    Director of BlackRock, Inc. since 2006;
Russo       Princeton, NJ  President    present    Director of MLIM from 2004 to 2006;
            08543-9011                             Vice President of MLIM from 1994 to 2004.
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011   Fund Chief   2004 to    Managing Director of BlackRock, Inc. and Fund
Hiller      Princeton, NJ  Compliance   present    Chief Compliance Officer since 2006; Chief
            08534          Officer                 Compliance Officer of the MLIM/FAM-advised funds
            Age: 55                                and First Vice President and Chief Compliance
                                                   Officer of MLIM (Americas Region) from 2004 to
                                                   2006; Chief Compliance Officer of the IQ Funds
                                                   since 2004; Global Director of Compliance at
                                                   Morgan Stanley Investment Management from 2002 to
                                                   2004; Managing Director and Global Director of
                                                   Compliance at Citigroup Asset Management from
                                                   2000 to 2002; Chief Compliance Officer at Soros
                                                   Fund Management in 2000; Chief Compliance Officer
                                                   at Prudential Financial from 1995 to 2000; Senior
                                                   Counsel in the Securities and Exchange
                                                   Commission's Division of Enforcement in
                                                   Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                            Position(s)   Length
                             Held with    Of Time
Name        Address & Age      Trust      Served      Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Trust Officers (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to    Director of BlackRock, Inc. since 2006; Director
Pellegrino  Princeton, NJ               present    (Legal Advisory) of MLIM from 2002 to 2006; Vice
            08543-9011                             President of MLIM from 1999 to 2002; Attorney
            Age: 46                                associated with MLIM from 1997 to 2006; Secretary
                                                   of MLIM, FAM, FAM Distributors, Inc. and
                                                   Princeton Services from 2004 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Trust serve at the pleasure of the Board of Trustees.

                  Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional
                  Information, which can be obtained without charge by calling 1-800-441-7762.

------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

Proxy Results

During the six-month period ended December 31, 2006, Master Enhanced Small Cap Series of Quantitative Master Series Trust's interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                        Units of Interest  Units of Interest Units of Interest
                                                                            Voted For        Voted Against     Voted Abstain
------------------------------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement with
BlackRock Advisors, Inc.                                                   248,624,375             0                 0
------------------------------------------------------------------------------------------------------------------------------
To approve a contingent subadvisory agreement with
BlackRock Advisors, Inc.                                                   248,624,375             0                 0
------------------------------------------------------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $32,700
                                  Fiscal Year Ending December 31, 2005 - $32,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $5,800
                                  Fiscal Year Ending December 31, 2005 - $5,500

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450
             Fiscal Year Ending December 31, 2005 - $5,577,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: February 20, 2007